Commitments and Contingencies 10-Q - A PARADISE ACQUISITION CORP. (Details)				3 Months Ended	12 Months Ended
	Nov. 26, 2025 vote $ / shares shares	Sep. 15, 2025	Jul. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) d demand vote $ / shares shares	Dec. 31, 2025 vote demand $ / shares shares	Dec. 31, 2024 vote $ / shares	Mar. 26, 2024 $ / shares	Nov. 30, 2023 $ / shares	Oct. 31, 2023 $ / shares	Feb. 17, 2023 $ / shares	Nov. 09, 2022 $ / shares
Other Commitments [Line Items]
Common stock, par value (in dollars per share)				$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 1.00	$ 1.00
Number of votes | vote				1	1
A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Number of demands security holders are entitled to | demand				3	3
Founders shares, lock-up period				6 months
Exceeds price per share (in dollars per share)				$ 12.00	$ 12.00
Trading days				20 days	20 days
Number of votes | vote				1		1
A PARADISE ACQUISITION CORP. | Class B ordinary shares
Other Commitments [Line Items]
Percentage of voting power				95.00%
Stock conversion ratio	1	1
Common stock, par value (in dollars per share)	$ 0.0001			$ 0	$ 0	$ 0
Number of votes | vote	10
A PARADISE ACQUISITION CORP. | Class A ordinary shares
Other Commitments [Line Items]
Exceeds price per share (in dollars per share)				$ 12.00							$ 12.00
Number of shares issued (in shares) | shares				20,000,000	20,000,000
Stock conversion ratio	1
Common stock, par value (in dollars per share)	$ 0.0001			$ 0	$ 0	$ 0
Number of securities issued per right (in shares) | shares	0.1250
A PARADISE ACQUISITION CORP. | BVI Acquiror Units
Other Commitments [Line Items]
Stock conversion ratio	1
Underwriter Agreement | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Over-allotment, option period | d				45
Business combination | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Exceeds price per share (in dollars per share)			$ 10.00
Trading days				30 days	30 days
Business combination | A PARADISE ACQUISITION CORP. | Class B ordinary shares
Other Commitments [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001
Business combination | A PARADISE ACQUISITION CORP. | Class A ordinary shares
Other Commitments [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001
Over-allotment option | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Underwriting discount (as a percent)			2.00%	2.00%
Underwriting discount per share (in dollars per share)			$ 0.40	$ 0.40
Percentage of gross proceeds			4.00%	4.00%
Underwriting discount | $			$ 4,000,000	$ 4,000,000
Discount invested, amount | $			2,000,000	2,000,000
Aggregate deferred underwriting fee | $			8,000,000	8,000,000
Aggregate underwriting deferred fee if exercised in full | $			$ 9,200,000	$ 9,200,000
Number of shares issued (in shares) | shares			3,000,000	3,000,000